Commitments and Contingencies - Maturities of the operating lease liability (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies
2023		$ 412
Total undiscounted lease payments	$ 200	412
Less: imputed interest		(33)
Total operating lease liability		$ 379	$ 800